Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue

NOTE 9 – DEFERRED REVENUE

The Company has future performance obligations for separately priced extended warranties sold related to its Lamps for Life program and advances from customers. Deferred revenue consisted of the following as of March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

Balance, beginning of the period	$1,302,717	$767,726
Additions	71,903	1,070,528
Amortization or earned	(715,462)	(535,537)
Balance, ending of the period	659,158	1,302,717

Deferred revenue – short-term	483,243	1,127,423
Deferred revenue – long-term	$175,915	$175,294

NOTE 11 – DEFERRED REVENUE

On July 18, 2016, upon the acquisition of Boxlight Group, the Company assumed a $761,622 future performance obligation for separately priced extended warranties sold by Boxlight Group based on preliminary measurement of the assets acquired and liabilities assumed.

Deferred revenue consisted of the following as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Balance, beginning of year	$767,726	$-
Assumed from Boxlight Group	-	761,622
Additions	1,070,528	259,744
Amortization	(535,537)	(253,640)
Balance, ending of year	1,302,717	767,726

Deferred revenue – short-term	1,127,423	495,603
Deferred revenue – long-term	$175,294	$272,123